Label	Element	Value
Schwab MarketTrack Conservative Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Schwab MarketTrack Conservative Portfolio™
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock	Schwab MarketTrack Conservative Portfolio Under the “Principal Investment Strategies” section: The fifth paragraph is deleted in its entirety.